Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Issued capital	€ 322	€ 319	€ 328
Beginning balance	(319)
Ending balance	€ (322)	€ (319)
Weighted average shares	2,042,000,000	2,048,000,000	2,101,000,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 251	€ 249	€ 258
Authorized share capital	€ 720	€ 720	€ 720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	2,074,549	2,147,037	2,145,948
Dividend	21,099	10,629	1,089
Shares withdrawn		(83,117)
Ending balance	2,095,648	2,074,549	2,147,037
Beginning balance	€ 249	€ 258	€ 258
Shares issued			0
Dividend	3	1
Shares withdrawn		(10)
Ending balance	€ 251	€ 249	€ 258
Weighted average shares	2,080,792	2,129,074	2,146,261
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 70	€ 70	€ 70
Authorized share capital	€ 360	€ 360	€ 360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	€ 12	€ 12	€ 12
Beginning balance	585,022	585,022	581,326
Shares issued			3,696
Ending balance	585,022	585,022	585,022
Beginning balance	€ 70	€ 70	€ 70
Shares issued			0
Ending balance	€ 70	€ 70	€ 70
Weighted average shares	585,022	585,022	583,608